Consolidated statement of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Cash generated from/(used in) operations	€ (30,681)	€ (95,704)	€ (2,921)
Interest paid	(14,792)	(9,224)	(5,996)
Interest received	1,156	0	0
Proceeds from settlement of interest cap derivatives	0	1,071	0
Payment of interest cap derivative premiums	0	(4,068)	0
Income taxes received/(paid)	(852)	(424)	(296)
Net cash flows from/(used in) operating activities	(45,169)	(108,349)	(9,213)
Cash flows from investing activities
Acquisition of Mega-E, net of cash acquired	0	(9,720)	0
Acquisition of MOMA, net of cash acquired	0	(58,644)	0
Purchase of property, plant and equipment	(69,060)	(25,581)	(9,983)
Proceeds from sale of property, plant and equipment	0	45	1,207
Purchase of intangible assets	0	(1,572)	(6,793)
Proceeds from government grants	137	512	1,702
Other cash flows used in investing activities	17	0	(1,500)
Net cash flows from/(used in) investing activities	(68,906)	(94,960)	(15,367)
Cash flows from financing activities
Proceeds from borrowings	82,400	159,210	44,315
Repayment of borrowings	0	(23,403)	0
Payment of principal portion of lease liabilities	(4,692)	(5,227)	(3,215)
Payment of transaction costs on new equity instruments	(498)	(925)	(134)
Payment of transaction costs on borrowings	(1,576)	(10,751)	0
Net cash flows from/(used in) financing activities	75,634	261,673	40,966
Net increase/(decrease) in cash and cash equivalents	(38,441)	58,364	16,386
Cash and cash equivalents at the beginning of the year	83,022	24,652	8,274
Effect of exchange rate changes on cash and cash equivalents	4	6	(8)
Cash and cash equivalents at the end of the year	44,585	83,022	24,652
Spartan Shareholders
Cash flows from financing activities
Proceeds from issuing equity instruments	0	10,079	0
PIPE financing
Cash flows from financing activities
Proceeds from issuing equity instruments	€ 0	€ 132,690	€ 0